Cover	Dec. 07, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2021
Entity File Number	001-40012
Entity Registrant Name	COVA ACQUISITION CORP.
Entity Central Index Key	0001837160
Entity Tax Identification Number	98-1572360
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	530 Bush Street
Entity Address, Address Line Two	Suite 703
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94108
City Area Code	(415)
Local Phone Number	800-2289
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	COVAU
Security Exchange Name	NASDAQ
Class A Ordinary Shares included as part of the units
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	COVA
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	COVAW
Security Exchange Name	NASDAQ